Share-based compensation (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of restricted stock units

The fair value of RSUs granted is based on the market price of the Company’s common shares on the grant date. The following table summarizes the continuity of the Company’s RSUs:

RSUs #
RSUs outstanding on September 30, 2025	—
Issued	2,723,691
Vested	(2,723,691)
Forfeited and cancelled	—
RSUs outstanding on December 31, 2025	—

The fair value of RSUs granted is based on the market price of the Company’s common shares on the grant date. The following table summarizes the continuity of the Company’s RSUs:

RSUs #
RSUs outstanding on September 30, 2023	1,530,024
Issued	1,291,530
Vested	(1,066,147)
Forfeited and cancelled	(160,775)
RSUs outstanding on September 30, 2024	1,594,632
Issued	4,044,347
Vested	(5,637,155)
Forfeited and cancelled	(1,824)
RSUs outstanding on September 30, 2025	—

Schedule of stock options

The following table provides detail of the options granted and outstanding:

Options #
Options outstanding on September 30, 2025	39,732
Issued	1,136
Expired	—
Forfeited and cancelled	—
Options outstanding on December 31, 2025	40,868

The following table provides detail of the options granted and outstanding:

Options #
Options outstanding on September 30, 2024	—
Assumed in Merger	64,185
Expired	(24,453)
Options outstanding on September 30, 2025	39,732